Comprehensive Statements of Earnings (Loss) and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Revenue	$ 139,914,470	$ 57,710,204
Cost of sales	152,861,775	57,664,749
Gross profit (loss)	(12,947,305)	45,455
Administrative expenses	44,843,042	78,422,622
Selling expenses	22,973,972	27,719,888
Transaction costs	0	13,654,851
Operating loss	(80,764,319)	(119,751,906)
Finance costs	955,422	8,332,477
Foreign exchange loss	1,972,679	1,036,840
Change in fair value of share warrant obligations	(101,468,186)	(85,795,903)
Earnings (loss) before income taxes	17,775,766	(43,325,320)
Income taxes	0	0
Net earnings (loss)	17,775,766	(43,325,320)
Item that will be subsequently reclassified to net earnings (loss)
Foreign currency translation adjustment	(18,309,729)	321,188
Comprehensive loss	$ (533,963)	$ (43,004,132)
Earnings (loss) per share
Basic earnings (loss) per share (in USD per share)	$ 0.09	$ (0.27)
Diluted earnings (loss) per share (in USD per share)	$ 0.09	$ (0.27)